Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Tax
PRC		$ 24,990,443	$ (2,917,703)	$ (133,775,542)
Outside of PRC		(5,119,860)	(11,189,386)	(48,379,927)
Income (loss) before taxes and loss from equity in affiliates		19,870,583	(14,107,089)	(182,155,469)
PRC		(378,008)	307,689	4,059,702
Outside of PRC		225,009	1,667	6,713
Current income taxes expenses (benefits)		(152,999)	309,356	4,066,415
PRC		9,142,661	(1,643,696)	(24,394,667)
Deferred income taxes expenses (benefits)		9,142,661	(1,643,696)	(24,394,667)
Income tax expense (benefits)		$ 8,989,662	$ (1,334,340)	$ (20,328,252)
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 8,156,419	$ 7,632,385
Bad debt provision		4,027,130	4,548,846
Net operating loss carry forwards		41,489,149	44,672,205
Advertising expenses		1,077,541	5,750,479
Others		195,265	232,837
Gross deferred tax assets		54,945,504	62,836,752
Valuation allowance		(5,634,684)	(480,689)	$ (602,135)	$ (192,536)
Total deferred tax assets		49,310,820	62,356,063
Deferred tax liabilities:
Intangible assets from acquisition and other assets		11,741,607	14,779,770
Total deferred tax liabilities		$ 11,741,607	$ 14,779,770
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 14,335
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2018 through 2020
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%